Cash and Cash Equivalents - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 171.1		¥ 231.1		$ 26.4
Undrawn borrowing facilities	491.9		295.0		76.0
Loan commitment fee incurred | ¥	0.1		0.2	¥ 0.2
Fixed deposits held with related party	¥ 130.8		¥ 0.0		$ 20.2
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	0.10%		1.50%		0.10%
Loan commitment fee incurred | $		$ 0.1
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate on bank deposits	1.55%		3.15%		1.55%